Income tax expense - Reconciliation of the income tax expense to income before income tax expense and share of income of equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax expense
Income before income taxes and share of income of equity method investees	¥ 8,914,683	$ 1,274,784	¥ 9,987,480	¥ 9,987,002
Reconciliation of the income tax expense to income before income tax expense and share of income of equity method investees computed by applying the PRC statutory income tax rate
Computed income tax expense at PRC EIT tax rate	2,228,671		2,496,870	2,496,751
Effect of foreign tax, including:	(75,173)		(131,089)	(68,154)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(41,382)		(73,738)	(53,121)
Others	(33,791)		(57,351)	(15,033)
Change in valuation allowance	(45,783)		11,222	(49,919)
Effect of non-deductible expenses, including:	128,485		140,517	162,876
Share-based compensation expenses of subsidiaries operating in PRC	121,376		119,857	148,223
Other non-deductible expenses	7,109		20,660	14,653
Tax on dividends and undistributed earnings	261,646		649,860	148,750
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(698,883)		(851,865)	(824,300)
Total tax expense	¥ 1,798,963	$ 257,248	¥ 2,315,515	¥ 1,866,004
Tax Jurisdiction of Domicile [Extensible Enumeration]	CHINA	CHINA	CHINA	CHINA
Reconciliation of difference between the PRC statutory income tax rate and effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of foreign tax, including:	(0.90%)	(0.90%)	(1.30%)	(0.70%)
Effect of different tax rates of subsidiaries operating in other jurisdiction	(0.50%)	(0.50%)	(0.70%)	(0.50%)
Others	(0.40%)	(0.40%)	(0.60%)	(0.20%)
Change in valuation allowance	(0.50%)	(0.50%)	0.10%	(0.50%)
Effect of non-deductible expenses, including:	1.50%	1.50%	1.40%	1.60%
Share-based compensation expenses	1.40%	1.40%	1.20%	1.50%
Other non-deductible expenses	0.10%	0.10%	0.20%	0.10%
Tax on dividends and undistributed earnings	2.90%	2.90%	6.50%	1.50%
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(7.80%)	(7.80%)	(8.50%)	(8.20%)
Effective tax rates	20.20%	20.20%	23.20%	18.70%